SHAREHOLDERS' EQUITY - Warrants (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Weighted Average Exercise Price Per Share
Outstanding at beginning of the period	$ 64.20	$ 664.68
Terminated (in dollars per share)		597.00
Outstanding at the end of the period	$ 16.13	64.20
Intrinsic value of outstanding options	$ 0
Common Warrants
Weighted Average Exercise Price Per Share
Granted	$ 12.00	$ 134.52
ADS
ADSs Underlying Warrants
Number of options outstanding at beginning of period	280,735	11,440
Terminated (in shares)		(19,362)
Number of Options outstanding at end of period	864,081	280,735
Weighted Average Exercise Price Per Share
Intrinsic value of outstanding options	$ 0
ADS | Common Warrants
ADSs Underlying Warrants
Granted	583,346	448,779
ADS | Pre-Funded Warrants
ADSs Underlying Warrants
Granted	170,833
StockIssuedDuringPeriodSharesStockOptionsExercised	(170,833)	(160,122)